(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items (Detail)
	Dec. 31, 2025	Dec. 31, 2024
GBP [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.54%	4.46%
GBP [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.67%	4.04%
GBP [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.04%	4.07%
GBP [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.36%	4.23%
GBP [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.54%	4.30%
GBP [member] | 30 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.59%	4.23%
USD [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.48%	4.24%
USD [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.77%	4.46%
USD [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.28%	4.67%
USD [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.84%	4.89%
USD [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	5.16%	5.05%
USD [member] | 30 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	5.00%	4.82%